Offerings - Offering: 1	Sep. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	The fee of $34,525.0000 was previously paid - Accession No. 0001104659-25-101809. The current fee due is $27,620.00.